Convertible notes payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Face Value		$ 12,565,289	$ 7,841,747
Less: Unamortized Discount And Debt Issue Costs	$ 0	(5,389,693)	(4,457,658)
Carrying Value	0	7,175,597	3,384,089
May 2021 Financing
Total Face Value		12,565,289	3,000,000
Issued on April 30, 2021
Total Face Value		66,400	0
Issued on May 19, 2021
Total Face Value		5,610,000	0
Issued on November 3, 2020
Total Face Value		3,888,889	3,888,889
May 2020 Financing
Total Face Value		0	49,777
November 2020 Financing
Total Face Value		0	288,889
August 25, 2020 - September 14, 2020 Notes
Total Face Value		0	386,667
Sutton Global
Total Face Value		0	$ 227,525
Issued on May 19, 2021 [Member]
Total Face Value	0	5,610,000
Issued on April 30, 2021 [Member]
Total Face Value	$ 0	$ 66,400